Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 3,373	$ 3,245
Accounts receivable	17	22
Inventory	244	900
Receivable from Parent Company	47	73
Other current assets	348	78
Total current assets	4,029	4,318
NON-CURRENT ASSETS:
Contract fulfillment assets	1,130
Property and equipment, net	269	59
Operating lease right-of-use assets	107	53
Severance pay asset	360	327
Total non-current assets	1,866	439
TOTAL ASSETS	5,895	4,757
CURRENT LIABILITIES:
Accounts payable	79	35
Contract liabilities	69	502
Operating lease liabilities - short term	60	24
Accrued compensation expenses	369	297
Loan from Parent Company		500
Other accrued expenses	195	552
Total current liabilities	772	1,910
NON-CURRENT LIABILITIES:
Contract liabilities	779
Operating lease liabilities - long term	47	29
Liability for severance pay	333	296
Total non-current liabilities	1,159	325
TOTAL LIABILITIES	1,931	2,235
SHAREHOLDERS' EQUITY:
Ordinary shares Common stock, $0.001 par value; 75,000,000 shares authorized, 36,756,983 and 26,884,921 shares issued and outstanding as of December 31, 2020 and 2019, respectively	37	27
Additional paid-in capital	10,234	4,135
Accumulated deficit	(6,307)	(1,640)
TOTAL SHAREHOLDERS' EQUITY	3,964	2,522
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,895	$ 4,757